UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) ¥ in Thousands, $ in Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2022 CNY (¥) ¥ / shares shares	Jun. 30, 2021 CNY (¥) ¥ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2022 CNY (¥) ¥ / shares shares	Jun. 30, 2021 CNY (¥) ¥ / shares shares
NET REVENUES
Total net revenues	$ 16,412	¥ 109,928	¥ 172,251	$ 30,463	¥ 204,043	¥ 301,856
COST OF REVENUES
Total cost of revenues	(9,683)	(64,855)	(96,322)	(19,092)	(127,878)	(181,305)
GROSS PROFIT	6,729	45,073	75,929	11,371	76,165	120,551
Operating expenses:
Selling and marketing	(1,121)	(7,511)	(13,422)	(2,576)	(17,253)	(24,422)
General and administrative	(8,413)	(56,349)	(38,412)	(13,443)	(90,043)	(85,357)
Research and development	(463)	(3,101)	(3,757)	(986)	(6,603)	(5,602)
Total operating expenses	(9,997)	(66,961)	(55,591)	(17,005)	(113,899)	(115,381)
OPERATING (LOSS) INCOME	(3,268)	(21,888)	20,338	(5,634)	(37,734)	5,170
OTHER INCOME (EXPENSES)
Interest income, net	258	1,726	1,948	534	3,574	4,008
Foreign exchange (loss) gain, net	6	43	(12)	(6)	(39)	203
Other income (expense), net	118	793	(240)	163	1,094	(1,180)
Gain from deregistration of subsidiaries	14	91	1,181	44	295	1,325
Loss on disposal of subsidiaries	(168)	(1,124)		(168)	(1,124)
Gain on sale of investment available for sale	119	799	474	119	799	1,221
Total other income	347	2,328	3,351	686	4,599	5,577
(LOSS) INCOME BEFORE INCOME TAX AND NON-CONTROLLING INTEREST	(2,921)	(19,560)	23,689	(4,948)	(33,135)	10,747
Income tax expense	(7,876)	(52,756)	(1,526)	(8,517)	(57,050)	(3,155)
NET (LOSS) INCOME	(10,797)	(72,316)	22,163	(13,465)	(90,185)	7,592
Less: Net loss attributable to non-controlling interest	(130)	(868)	(277)	(174)	(1,167)	(519)
NET (LOSS) INCOME ATTRIBUTABLE TO ORDINARY SHAREHOLDERS	(10,667)	(71,448)	22,440	(13,291)	(89,018)	8,111
NET (LOSS) INCOME	(10,797)	(72,316)	22,163	(13,465)	(90,185)	7,592
OTHER COMPREHENSIVE (LOSS) INCOME, NET OF TAX
Foreign currency translation adjustments	(87)	(584)	(532)	(161)	(1,079)	(417)
Unrealized gains on short-term investments
Unrealized holding gains arising during period	33	224	493	74	497	1,075
Less: reclassification adjustment for gains included in net income	101	674	308	101	674	852
Other comprehensive loss	(155)	(1,034)	(347)	(188)	(1,256)	(194)
TOTAL COMPREHENSIVE (LOSS) INCOME	$ (10,952)	¥ (73,350)	¥ 21,816	$ (13,653)	¥ (91,441)	¥ 7,398
Net (loss) income per share-basic | (per share)	$ (0.23)	¥ (1.53)	¥ 0.48	$ (0.28)	¥ (1.90)	¥ 0.17
Net (loss) income per share-diluted | (per share)	$ (0.23)	¥ (1.53)	¥ 0.48	$ (0.28)	¥ (1.90)	¥ 0.17
Weighted average shares used in calculating basic net (loss) income per share	46,825,968	46,825,968	46,648,495	46,756,368	46,756,368	46,642,280
Weighted average shares used in calculating diluted net (loss) income per share	46,825,968	46,825,968	46,648,495	46,756,368	46,756,368	46,642,280
Educational program and services
NET REVENUES
Total net revenues	$ 15,732	¥ 105,373	¥ 171,590	$ 29,697	¥ 198,912	¥ 301,104
COST OF REVENUES
Total cost of revenues	(9,222)	(61,767)	(95,536)	(18,571)	(124,389)	(179,375)
Intelligent program and services
NET REVENUES
Total net revenues	680	4,555	661	766	5,131	752
COST OF REVENUES
Total cost of revenues	$ (461)	¥ (3,088)	¥ (786)	$ (521)	¥ (3,489)	¥ (1,930)